Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

February 26, 2020

Via EDGAR

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. Separate Account LLVL, 1940 Act Registration No. 811-08868
Ameritas Advisor II VUL, 1933 Act Registration No. 333-233977
Post-Effective Amendment No. 1 on Form N-6

Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

To Whom It May Concern:

We are submitting, pursuant to Rule 485(a), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2020.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

i.	Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-233977 Initial Registration filed September 27, 2019, and Pre-effective Amendment No. 1, filed December 9, 2019.
ii.	Primary changes in this Amendment are made to disclose the addition of an Advisory Fee Endorsement.
iii.	Changes from the Pre-Effective Amendment No. 1 for this Registration, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.
iv.	The prospectus is revised for changes as follows:
a.	Pages 7, 22, 31, and 33. Added disclosure relating to the addition of an Advisory Fee Endorsement.

Other changes made to the prospectus and SAI since the last amendment include:

A.	Pages 1 and 36 and SAI page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2020.
B.	Page 1. Revised instructions to Policy owners for election of electronic reports.
C.	Page 6. Further clarified the tax risk associated with Policy Debt.
D.	Pages 8-10. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to add a new investment option, update one portfolio name, and reflect that operating expenses for the year ending December 31, 2019, will be provided when available in a subsequent post-effective amendment.
E.	Pages 13-15. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the addition of a new investment option, current fund and portfolio names, investment advisers, subadvisers and portfolio type/summary of investment objectives for the portfolios that serve as variable investment options. This chart may be further updated in a subsequent post-effective amendment, if we are informed of additional fund company changes.
F.	Page 15, footnote to chart. Corrected reference to an affiliate.
G.	Page 25, SAI pages 1 and 2. Disclosure has been revised to reflect that the underwriter changed from corporate form to a limited liability company effective January 1, 2020, and also changed its name to reflect that it is a limited liability company.
H.	Page 27. Deleted disclosure related to a rider that is not offered with this product.
I.	Pages 30-31. The Tax Matters Section has been updated as part of our annual review.
J.	Page 34. Appendix B: State-Specific Contract Provisions has been updated for state variations.
K.	SAI page 1. Revised disclosure to reflect that Ameritas Life entered into a Second Amended and Restated General Administrative Services Agreement on January 1 of this year.
L.	SAI page 2. Provided updated information on administrative fees, underwriting and distribution compensation for 2019, and revised disclosure relating to the compensation paid on the Ameritas Advisor II VUL.
M.	SAI page 4. References to the independent auditor have been removed. Such information will be updated in a subsequent post-effective amendment, which will include financial statements.
N.	Minor corrections were made on prospectus page 5.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure